1933 Act File No. 33-54445
1940 Act File No. 811-7193

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[ X ]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 10	[ X ]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No. 11	[ X ]

FEDERATED INSTITUTIONAL TRUST
(Exact Name of Registrant as Specified in Charter)
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, Pennsylvania 15237-7000
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Services)

It is proposed that this filing will become effective:

[ ]	immediately upon filing pursuant to paragraph (b)
[ X ]	on September 30, 2000 pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a) (i)
[ ]	on pursuant to paragraph (a) (i)
[ ]	75 days after filing pursuant to paragraph (a)(ii)
[ ]	on pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

      This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP
2101 L Street, N.W.
Washington, DC 20037

Robert J. Zutz, Esquire
Kirkpatrick & Lockhart, LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

PROSPECTUS

Federated Government Ultrashort Fund

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A Portfolio of Federated Institutional Trust

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INSTITUTIONAL SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

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NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000

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CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5

What are the Specific Risks of Investing in the Fund? 6

What Do Shares Cost? 7

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How is the Fund Sold? 8

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How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 10

Who Manages the Fund? 11

Financial Information 12

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Report of Ernst & Young LLP, Independent Auditors 25

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Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for Federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]

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The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

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The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

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The Fund's Institutional Shares total return for the six-month period from January 1, 2000 to June 30, 2000 was 3.09%.

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Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 1.91% (quarter ended September 30, 1998). Its lowest quarterly return was 0.76% (quarter ended June 30, 1999).

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Average Annual Total Return Table

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The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999.

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The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Six-Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.

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Calendar Period	Fund	ML6MTBI
1 Year	4.39%	4.64%
Start of Performance[1]	5.22%	5.14%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price).	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee[3]	0.25%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.84%

1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Shares actually paid for the fiscal year ended July 31, 2000.

Total Waivers of Fund Expenses	0.59%
Total Actual Annual Operating Expenses (after waivers)	0.25%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Shares (after the voluntary waiver) was 0.06% for the fiscal year ended July 31, 2000.

3 Institutional Shares did not pay or accrue the shareholder services fee during the fiscal year ended July 31, 2000. Institutional Shares have no present intention of paying or accruing the shareholder services fee during the fiscal year ending July 31, 2001.

EXAMPLE

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The following Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

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The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

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1 Year	$	86

3 Years	$ 	268

5 Years	$	466

10 Years	$	1,037

What are the Fund's Investment Strategies?

The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

What Do Shares Cost?

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You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.

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The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.

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An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?

The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

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The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.

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The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.

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You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.

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An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates

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The Fund no longer issues share certificates. If you are redeeming shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

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Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.

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Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.

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Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

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The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

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THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.

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Financial Information

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FINANCIAL HIGHLIGHTS

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The following Financial Highlights will help you understand the Fund's financial performance for its past five years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.

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This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.

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Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

Year Ended July 31	2000	1999	1998	1997 [1]
Net Asset Value, Beginning of Period	$ 1.99	$ 2.00	$ 2.00	$ 2.00
Income From Investment Operations:
Net investment income	0.12	0.10	0.11	0.01
Net realized and unrealized loss on investments	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.11	0.09	0.11	0.01

Less Distributions:
Distributions from net investment income	(0.12)	(0.10)	(0.11)	(0.01)
Distributions from net realized gains	--	(0.00)[2]	(0.00)[2]	--

TOTAL DISTRIBUTIONS	(0.12)	(0.10)	(0.11)	(0.01)

Net Asset Value, End of Period	$ 1.98	$ 1.99	$ 2.00	$ 2.00

Total Return[3]	5.58%	4.87%	5.86%	0.34%

Ratios to Average Net Assets:

Expenses	0.25%	0.25%	0.15%	0.00%[4]

Net investment income	5.93%	5.20%	5.62%	5.75%[4]

Expense waiver/reimbursement[5]	0.34%	0.36%	0.63%	77.80%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$122,038	$186,362	$117,932	$11,100

Portfolio turnover	132%	278%	145%	0%

1 Reflects operations for the period from July 10, 1997 (start of performance) to July 31, 1997. For the period from August 1, 1996 to July 9, 1997 all income was distributed to the administrator.

2 Amounts represent less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--76.1%
	Federal Home Loan Bank--3.7%
$1,000,000	6.050%, 10/25/2000	$997,570
1,000,000	6.372%, 2/7/2001	997,630
1,000,000	6.450%, 2/16/2001	997,880
1,000,000	6.760%, 3/13/2001	997,400
1,000,000	7.150%, 6/29/2001	1,000,100

	TOTAL	4,990,580

	Federal Home Loan Bank, Discount Note--1.4%[1]
2,000,000	5.950%, 1/12/2001	1,942,400

	Federal Home Loan Bank, Floating Rate Notes--6.7%[2]
2,000,000	6.426%, 8/15/2000	2,000,240
5,000,000	6.520%, 11/1/2000	4,997,000
2,000,000	6.523%, 9/17/2000	1,988,900

	TOTAL	8,986,140

	Federal Home Loan Mortgage Corp.--1.5%
2,000,000	7.230%, 6/29/2001	1,999,960

	Federal Home Loan Mortgage Corp., Discount Note--3.7%[1]
5,000,000	6.550%, 8/17/2000	4,987,450

	Federal Home Loan Mortgage Corp., Floating Rate Note--1.5%[2]
2,000,000	6.410%, 8/21/2000	2,000,260

	Federal Home Loan Mortgage Corp. REMIC--4.8%
1,797,170	Series 1544-E, 6.250%, 6/15/2008	1,789,388
2,850,632	Series 1873-C, 7.000%, 6/15/2008	2,850,917
1,830,410	Series 1611-QC, 7.388%, 11/15/2023	1,841,557

	TOTAL	6,481,862

	Federal National Mortgage Association--4.5%
2,000,000	5.000%, 1/11/2001	1,983,600
1,000,000	6.450%, 3/9/2001	997,560
1,000,000	7.000%, 5/17/2001	1,000,880
2,079,467	8.000%, 12/1/2029 - 2/1/2030	2,086,544

	TOTAL	6,068,584

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--continued
	Federal National Mortgage Association, Floating Rate Notes--3.0%[2]
$2,000,000	6.440%, 8/22/2000	$2,000,412
2,000,000	6.590%, 9/1/2000	2,000,372

	TOTAL	4,000,784

	Federal National Mortgage Association REMIC--11.3%
2,894,334	Series 1993206-E, 5.650%, 5/25/2017	2,874,363
7,102,232	Series 2000-9-FQ, 7.180%, 11/25/2023	7,089,546
3,249,303	Series 1993-220-FA, 7.220%, 11/25/2013	3,247,744
1,902,000	Series 1992-135-J, 7.500%, 2/25/2021	1,906,298

	TOTAL	15,117,951

	Government National Mortgage Association--8.0%
8,542,518	8.500%, 1/15/2030 -- 3/15/2030	8,718,664
2,000,000	9.000%, 6/15/2030 -- 7/15/2030	2,059,380

	TOTAL	10,778,044

	Government National Mortgage Association, Floating Rate Notes--15.9%[2]
4,140,705	Series 1999-43-FA, 7.076%, 8/16/2000	4,143,314
3,000,000	Series 1999-30-PF, 7.126%, 8/16/2000	2,990,400
5,520,110	Series 2000-12-FC, 7.276%, 8/16/2000	5,512,382
8,732,942	Series 2000-10-FB, 7.276%, 8/16/2000	8,738,444

	TOTAL	21,384,540

	Student Loan Marketing Association, Floating Rate Notes--10.1%[2]
3,500,000	6.651%, 8/3/2000	3,500,630
5,000,000	6.681%, 8/17/2000	5,005,500
5,000,000	6.707%, 10/24/2000	4,997,000

	TOTAL	13,503,130

	TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $102,226,126)	102,241,685

Principal Amount		Value
	REPURCHASE AGREEMENTS--27.3%[3]
$10,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	$10,000,000
10,000,000	Goldman Sachs Group LP, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
10,000,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	10,000,000
6,705,000	Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	6,705,000

	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	36,705,000

	TOTAL INVESTMENTS (IDENTIFIED COST $138,931,126)[4]	$138,946,685

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $138,931,126. The net unrealized appreciation of investments on a federal tax basis amounts to $15,559 which is comprised of $89,072 appreciation and $73,513 depreciation at July 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($134,293,844) at July 31, 2000.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$36,705,000
Investments in securities	102,241,685

Total investments in securities, at value (identified and tax cost $138,931,126)		$138,946,685
Cash		2,901
Income receivable		702,537
Receivable for shares sold		1,740

TOTAL ASSETS		139,653,863

Liabilities:
Payable for investments purchased	4,997,000
Payable for shares redeemed	13,721
Income distribution payable	295,694
Accrued expenses	53,604

TOTAL LIABILITIES		5,360,019

Net assets for 67,830,510 shares outstanding		$134,293,844

Net Assets Consist of:
Paid in capital		$136,360,799
Net unrealized appreciation of investments		15,559
Accumulated net realized loss on investments		(2,092,749)
Undistributed net investment income		10,235

TOTAL NET ASSETS		$134,293,844

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$122,037,869 ÷ 61,642,278 shares outstanding		$1.98

Institutional Service Shares:
$12,255,975 ÷ 6,188,232 shares outstanding		$1.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest (net of dollar roll expense of $98,910)			$10,762,826

Expenses:
Investment adviser fee		$694,949
Administrative personnel and services fee		150,081
Custodian fees		17,178
Transfer and dividend disbursing agent fees and expenses		29,189
Directors'/Trustees' fees		11,032
Auditing fees		11,153
Legal fees		9,213
Portfolio accounting fees		62,241
Shareholder services fee--Institutional Service Shares		26,129
Share registration costs		26,297
Printing and postage		16,920
Insurance premiums		1,319
Miscellaneous		5,099

TOTAL EXPENSES		1,060,800

Waivers:
Waiver of investment adviser fee	$(592,968)
Waiver of shareholder services fee--Institutional Service Shares	(15,679)

TOTAL WAIVERS		(608,647)

Net expenses			452,153

Net investment income			10,310,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(787,610)
Net change in unrealized appreciation of investments			373,068

Net realized and unrealized loss on investments			(414,542)

Change in net assets resulting from operations			$9,896,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,310,673	$9,956,181
Net realized loss on investments (($1,426,924) and ($1,305,139), as computed for federal tax purposes)	(787,610)	(1,275,123)
Net change in unrealized appreciation (depreciation)	373,068	(342,432)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,896,131	8,338,626

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,668,829)	(9,957,683)
Institutional Service Shares	(630,651)	--
Distributions from net realized gains on investments
Institutional Shares	--	(61,004)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,299,480)	(10,018,687)

Share Transactions:
Proceeds from sale of shares	89,784,346	369,878,554
Net asset value of shares issued to shareholders in payment of distributions declared	7,095,525	7,420,283
Cost of shares redeemed	(148,544,442)	(307,189,137)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,664,571)	70,109,700

Change in net assets	(52,067,920)	68,429,639

Net Assets:
Beginning of period	186,361,764	117,932,125

End of period (including undistributed net investment income of $10,235 for the year ended July 31, 2000)	$134,293,844	$186,361,764

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Fund ("the Fund"). The investment objective of the Fund is current income.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,426,924 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $665,825 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended July 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,028,923	$63,437,152	184,938,794	$369,878,554
Shares issued to shareholders in payment of distributions declared	3,464,569	6,859,847	3,713,864	7,420,283
Shares redeemed	(67,733,198)	(134,214,753)	(153,728,509)	(307,189,137)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,239,706)	$(63,917,754)	34,924,149	$70,109,700

Year Ended July 31	2000[1]		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,306,420	$26,347,194	--	--
Shares issued to shareholders in payment of distributions declared	119,029	235,678	--	--
Shares redeemed	(7,237,217)	(14,329,689)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,188,232	$12,253,183	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,051,474)	$(51,664,571)	34,924,149	$70,109,700

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2000, the Fund's Institutional Shares did not incur as shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,533,734 and $13,184,991, respectively.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended July 31, 2000, were as follows:

Purchases	$174,494,215

Sales	$207,194,022

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST
AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Ultrashort Fund (formerly, Federated Institutional Short Duration Government Fund) (the Fund, one portfolio constituting the Federated Institutional Trust) as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Ultrashort Fund of the Federated Institutional Trust as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Government Ultrashort Fund


A Portfolio of Federated Institutional Trust


INSTITUTIONAL SHARES


SEPTEMBER 30, 2000



A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Reports and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.



You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.


Federated
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-07193
Cusip 31420B102


G00352-01 (9/00)


Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

PROSPECTUS

Federated Government Ultrashort Fund


A Portfolio of Federated Institutional Trust


INSTITUTIONAL SERVICE SHARES

A mutual fund seeking current income by investing in U.S. government securities.

As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.


NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

SEPTEMBER 30, 2000


CONTENTS

Risk/Return Summary 1

What are the Fund's Fees and Expenses? 3

What are the Fund's Investment Strategies? 4

What are the Principal Securities in Which the
Fund Invests? 5


What are the Specific Risks of Investing in the Fund? 7


What Do Shares Cost? 7

How is the Fund Sold? 8

How to Purchase Shares 8

How to Redeem Shares 9

Account and Share Information 11


Who Manages the Fund? 12



Financial Information 13



Report of Ernst & Young LLP, Independent Auditors 25


Risk/Return Summary

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The Fund's investment objective is current income. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.

WHAT ARE THE FUND'S MAIN INVESTMENT STRATEGIES?

The Fund pursues its investment objective by investing exclusively in U.S. government securities. These government securities consist of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities.

Although the value of the Fund's Shares will fluctuate, the Adviser will seek to manage the magnitude of fluctuation by limiting the Fund's dollar weighted average duration to approximately one year or less. Duration measures the price sensitivity of a fixed income security to changes in interest rates. The Fund will normally invest a majority of its assets in money market instruments due to their short maturities. The Fund limits its investments to those that would enable it to qualify as a permissible investment for Federal credit unions and Federal savings associations, and as an appropriate direct investment for national banks.

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUND?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund's returns include:

  Interest Rate Risk. Prices of fixed income securities generally fall when interest rates rise.
  Prepayment Risk. When homeowners prepay their mortgages in response to lower interest rates, the Fund will be required to reinvest the proceeds at the lower interest rates available. Also, when interest rates fall, the price of mortgage backed securities may not rise to as great an extent as that of other fixed income securities.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency.

Risk/Return Bar Chart and Table

[Graphic Representation Omitted - See Appendix]


The total returns shown here are for Institutional Shares, which is another class of shares offered by Federated Government Ultrashort Fund. Institutional Shares are not offered in this prospectus for the Fund's Institutional Service Shares. The total returns for Institutional Shares are disclosed here because Institutional Service Shares have only been offered since September 30, 1999. These total returns would be substantially similar to the annual returns for Institutional Service Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that expenses of Institutional Service Shares will exceed those of the Institutional Shares.



Average Annual Total Return Table



The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar period ended December 31, 1999. The table shows the Fund's total returns averaged over a period of years relative to the Merrill Lynch Six-Month Treasury Bill Index (ML6MTBI), a broad-based market index. The ML6MTBI tracks six-month government securities. Total returns for the index shown do not reflect sales charges, expenses or other fees that the SEC requires to be reflected in the Fund's performance. Indexes are unmanaged, and it is not possible to invest directly in an index.


Calendar Period	Fund	ML6MTBI
1 Year	4.39% 	4.64%
Start of Performance[1]	5.22% 	5.14%

1 The Fund's Institutional Shares start of performance date was July 10, 1997.

Past performance does not necessarily predict future performance. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

What are the Fund's Fees and Expenses?

FEDERATED GOVERNMENT ULTRASHORT FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold the Fund's Institutional Service Shares.

Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None
Exchange Fee	None

Annual Fund Operating Expenses (Before Waivers)[1]
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)
Management Fee[2]	0.40%
Distribution (12b-1) Fee	None
Shareholder Services Fee	0.25%
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.86%

1 Although not contractually obligated to do so, the adviser and shareholder service provider waived certain amounts. These are shown below along with the net expenses the Fund's Institutional Service Shares actually paid for the fiscal year ended July 31, 2000.

Total Waivers of Fund Expenses	0.51%
Total Actual Annual Operating Expenses (after waivers)	0.35%

2 The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.04% for the fiscal year ended July 31, 2000.

3 The shareholder services provider voluntarily waived a portion of the shareholder services fee. The shareholder services provider can terminate this voluntary waiver at any time. The shareholder services fee paid by the Fund's Institutional Service Shares (after the voluntary waiver) was 0.10% for the fiscal year ended July 31, 2000.

EXAMPLE

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The following Example is intended to help you compare the cost of investing in the Fund's Institutional Service Shares with the cost of investing in other mutual funds.



The Example assumes that you invest $10,000 in the Fund's Institutional Service Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Service Shares' operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


1 Year	$	88

3 Years	$	274

5 Years	$	477

10 Years	$	1,061

What are the Fund's Investment Strategies?

The Fund invests exclusively in U.S. government securities, consisting of treasury, agency and agency mortgage backed securities, and repurchase agreements collateralized by U.S. government securities. The Adviser actively manages the Fund's portfolio seeking current income while limiting share price volatility attributable to interest rate risk. A description of the various types of securities in which the Fund invests, and their risks, immediately follows this strategy section.

The Fund's Share price volatility attributable to interest rate risk is limited by maintaining a dollar- weighted average portfolio duration of one year or less. Accordingly, because of their relatively short maturities, the Adviser includes money market instruments as a major component of the Fund's portfolio in order to attempt to limit the fluctuation of the Fund's share price.

Within the one-year constraint, however, the Adviser may seek to increase the Fund's current income by lengthening or shortening portfolio duration from time to time based on its interest rate outlook. If the Adviser expects interest rates to decline, it will generally lengthen the Fund's duration. If the Adviser expects interest rates to increase, it will generally shorten the Fund's duration. The Adviser formulates its interest rate outlook and otherwise attempts to anticipate changes in economic and market conditions by analyzing a variety of factors, such as:

  current and expected U.S. economic growth;
  current and expected interest rates and inflation;
  the Federal Reserve Board's monetary policy; and
  changes in the supply of or demand for U.S. government securities.

In addition to managing the Fund's portfolio duration, the Adviser seeks to enhance the Fund's current income through its allocation of the Fund's portfolio holdings between U.S. government mortgage backed securities and other types of U.S. government securities. Mortgage backed securities generally offer higher yields versus other government securities of comparable duration in order to compensate for prepayment risk. Prepayment risk is the unscheduled partial or complete payment of the principal outstanding on the underlying mortgage loans by the homeowners. The Adviser attempts to limit prepayment risk by selecting those mortgage backed securities with characteristics which make prepayment less likely.

The Adviser increases the portfolio's mortgage backed securities component when, in the opinion of the Adviser, mortgage backed securities have an attractive current and expected "spread" versus Treasury securities. (The spread is the difference between the yield of a security versus the yield of a U.S. Treasury security with a comparable average life.)

There is no assurance that the Adviser's efforts to forecast market interest rates and assess the impact of market interest rates in particular will be successful.

PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

What are the Principal Securities in Which the Fund Invests?

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or may be adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes the principal types of fixed income securities in which the Fund invests.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a "GSE"). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

Mortgage Backed Securities

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.


Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.


Collateralized Mortgage Obligations (CMOs)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

Sequential CMOs

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

SPECIAL TRANSACTIONS

Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

What are the Specific Risks of Investing in the Fund?

INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

PREPAYMENT RISKS

Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.

For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.

Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.


Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage-backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage-backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.


What Do Shares Cost?


You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When the Fund receives your transaction request in proper form (as described in this prospectus) it is processed at the next calculated net asset value (NAV). NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open. The Fund does not charge a front-end sales charge. The Fund generally values fixed income securities according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.



The required minimum initial investment for Fund Shares is $25,000. There is no required minimum subsequent investment amount.


An account may be opened with a smaller amount as long as the $25,000 minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How is the Fund Sold?


The Fund offers two share classes: Institutional Shares and Institutional Service Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Service Shares. Each share class has different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.



The Fund's Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, credit unions, savings associations and national banks or to individuals, directly or through investment professionals.


When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Institutional Service Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.

How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Fund. The Fund reserves the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

  Establish an account with the investment professional; and
  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within one business day. You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUND

  Establish your account with the Fund by submitting a completed New Account Form; and
  Send your payment to the Fund by Federal Reserve wire or check.


You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Fund's transfer agent.


An institution may establish an account and place an order by calling the Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.

By Wire

Send your wire to:

State Street Bank and Trust Company

Boston, MA

Dollar Amount of Wire

ABA Number 011000028

Attention: EDGEWIRE

Wire Order Number, Dealer Number or Group Number

Nominee/Institution Name

Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Fund will not accept third-party checks (checks originally payable to someone other than you or The Federated Funds).

BY AUTOMATED CLEARING HOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

  through an investment professional if you purchased Shares through an investment professional; or
  directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUND

By Telephone

You may redeem Shares by calling the Fund at 1-800-341-7400 once you have completed the appropriate authorization form for telephone transactions.

If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time), you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to the Fund.

You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

Federated Shareholder Services Company

P.O. Box 8600

Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

Federated Shareholder Services Company

1099 Hingham Street

Rockland, MA 02370-3317

All requests must include:

  Fund Name and Share Class, account number and account registration;
  amount to be redeemed ; and
  signatures of all shareholders exactly as registered.

Call your investment professional or the Fund if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

  your redemption will be sent to an address other than the address of record;
  your redemption will be sent to an address of record that was changed within the last 30 days; or
  a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

  an electronic transfer to your account at a financial institution that is an ACH member; or
  wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

  to allow your purchase to clear;
  during periods of market volatility; or
  when a shareholder's trade activity or amount adversely impacts the Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from the Fund if those checks are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Fund will record your telephone instructions. If the Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates


The Fund no longer issues share certificates. If you are redeeming Shares represented by certificates previously issued by the Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions. In addition, you will receive periodic statements reporting all account activity, including dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

The Fund declares any dividends daily and pays them monthly to shareholders. If you purchase Shares by wire, you begin earning dividends on the day your wire is received. If you purchase Shares by check, you begin earning dividends on the business day after the Fund receives your check. In either case, you earn dividends through the day your redemption request is received.

In addition, the Fund pays any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.

If you purchase Shares just before a Fund declares a capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before the Fund declares a capital gain. Contact your investment professional or the Fund for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.

TAX INFORMATION

The Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Fund. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time the Fund holds its assets.


Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Who Manages the Fund?

The Board of Trustees governs the Fund. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Fund's assets, including buying and selling portfolio securities. The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.


The Adviser and other subsidiaries of Federated advise approximately 176 mutual funds and separate accounts, which totaled approximately $125 billion in assets as of December 31, 1999. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.


THE FUND'S PORTFOLIO MANAGERS ARE:

Susan R. Hill

Susan R. Hill has been the Fund's portfolio manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.

Todd A. Abraham

Todd A. Abraham has been the Fund's portfolio manager since July 1997. Mr. Abraham has been a Portfolio Manager since 1995 and a Vice President of the Fund's Adviser since 1997. Mr. Abraham joined Federated in 1993 as an Investment Analyst and served as Assistant Vice President from 1995 to 1997. Mr. Abraham served as a Portfolio Analyst at Ryland Mortgage Co. from 1992 to 1993. Mr. Abraham is a Chartered Financial Analyst and received his M.B.A. in Finance from Loyola College.

Susan M. Nason

Susan M. Nason has been the Fund's portfolio manager since the Fund's inception. Ms. Nason joined Federated in 1987 and has been a Senior Portfolio Manager and Senior Vice President of the Fund's Adviser since 1997. Ms. Nason served as a Portfolio Manager and Vice President of the Adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst and received her M.S.I.A. concentrating in Finance from Carnegie Mellon University.

ADVISORY FEES

The Adviser receives an annual investment advisory fee of 0.40% of the Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Fund for certain operating expenses.


Financial Information


FINANCIAL HIGHLIGHTS


The following Financial Highlights will help you understand the Fund's financial performance for its past five fiscal years, or since inception if the life of the Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains.



This information has been audited by Ernst & Young LLP, Independent Auditors, whose report, along with the Fund's audited financial statements, is included in this prospectus.


Financial Highlights

(FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

Reference is made to the Report of Ernst & Young LLP, Independent Auditors on page 25.

Period Ended July 31	2000 [1]
Net Asset Value, Beginning of Period	$ 1.98
Income From Investment Operations:
Net investment income	0.10
Net realized and unrealized loss on investments	(0.00)[2]

TOTAL FROM INVESTMENT OPERATIONS	0.10

Less Distributions:
Distributions from net investment income	(0.10)

Net Asset Value, End of Period	$ 1.98

Total Return[3]	5.07%

Ratios to Average Net Assets:

Expenses	0.35%[4]

Net investment income	6.06%[4]

Expense waiver/reimbursement[5]	0.51%[4]

Supplemental Data:

Net assets, end of period (000 omitted)	$12,256

Portfolio turnover	132%

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

2 Amount represents less than $0.01 per share.

3 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

4 Computed on an annualized basis.

5 This voluntarily expense decrease is reflected in both the expense and net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Portfolio of Investments

JULY 31, 2000

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--76.1%
	Federal Home Loan Bank--3.7%
$1,000,000	6.050%, 10/25/2000	$997,570
1,000,000	6.372%, 2/7/2001	997,630
1,000,000	6.450%, 2/16/2001	997,880
1,000,000	6.760%, 3/13/2001	997,400
1,000,000	7.150%, 6/29/2001	1,000,100

	TOTAL	4,990,580

	Federal Home Loan Bank, Discount Note--1.4%[1]
2,000,000	5.950%, 1/12/2001	1,942,400

	Federal Home Loan Bank, Floating Rate Notes--6.7%[2]
2,000,000	6.426%, 8/15/2000	2,000,240
5,000,000	6.520%, 11/1/2000	4,997,000
2,000,000	6.523%, 9/17/2000	1,988,900

	TOTAL	8,986,140

	Federal Home Loan Mortgage Corp.--1.5%
2,000,000	7.230%, 6/29/2001	1,999,960

	Federal Home Loan Mortgage Corp., Discount Note--3.7%[1]
5,000,000	6.550%, 8/17/2000	4,987,450

	Federal Home Loan Mortgage Corp., Floating Rate Note--1.5%[2]
2,000,000	6.410%, 8/21/2000	2,000,260

	Federal Home Loan Mortgage Corp. REMIC--4.8%
1,797,170	Series 1544-E, 6.250%, 6/15/2008	1,789,388
2,850,632	Series 1873-C, 7.000%, 6/15/2008	2,850,917
1,830,410	Series 1611-QC, 7.388%, 11/15/2023	1,841,557

	TOTAL	6,481,862

	Federal National Mortgage Association--4.5%
2,000,000	5.000%, 1/11/2001	1,983,600
1,000,000	6.450%, 3/9/2001	997,560
1,000,000	7.000%, 5/17/2001	1,000,880
2,079,467	8.000%, 12/1/2029 - 2/1/2030	2,086,544

	TOTAL	6,068,584

Principal Amount		Value
	LONG-TERM U.S. GOVERNMENT OBLIGATIONS--continued
	Federal National Mortgage Association, Floating Rate Notes--3.0%[2]
$2,000,000	6.440%, 8/22/2000	$2,000,412
2,000,000	6.590%, 9/1/2000	2,000,372

	TOTAL	4,000,784

	Federal National Mortgage Association REMIC--11.3%
2,894,334	Series 1993206-E, 5.650%, 5/25/2017	2,874,363
7,102,232	Series 2000-9-FQ, 7.180%, 11/25/2023	7,089,546
3,249,303	Series 1993-220-FA, 7.220%, 11/25/2013	3,247,744
1,902,000	Series 1992-135-J, 7.500%, 2/25/2021	1,906,298

	TOTAL	15,117,951

	Government National Mortgage Association--8.0%
8,542,518	8.500%, 1/15/2030 -- 3/15/2030	8,718,664
2,000,000	9.000%, 6/15/2030 -- 7/15/2030	2,059,380

	TOTAL	10,778,044

	Government National Mortgage Association, Floating Rate Notes--15.9%[2]
4,140,705	Series 1999-43-FA, 7.076%, 8/16/2000	4,143,314
3,000,000	Series 1999-30-PF, 7.126%, 8/16/2000	2,990,400
5,520,110	Series 2000-12-FC, 7.276%, 8/16/2000	5,512,382
8,732,942	Series 2000-10-FB, 7.276%, 8/16/2000	8,738,444

	TOTAL	21,384,540

	Student Loan Marketing Association, Floating Rate Notes--10.1%[2]
3,500,000	6.651%, 8/3/2000	3,500,630
5,000,000	6.681%, 8/17/2000	5,005,500
5,000,000	6.707%, 10/24/2000	4,997,000

	TOTAL	13,503,130

	TOTAL LONG-TERM U.S. GOVERNMENT OBLIGATIONS (IDENTIFIED COST $102,226,126)	102,241,685

Principal Amount		Value
	REPURCHASE AGREEMENTS--27.3%[3]
$10,000,000	Bank of America, 6.630%, dated 7/31/2000, due 8/1/2000	$10,000,000
10,000,000	Goldman Sachs Group LP, 6.630%, dated 7/31/2000, due 8/1/2000	10,000,000
10,000,000	Salomon Brothers, Inc., 6.640%, dated 7/31/2000, due 8/1/2000	10,000,000
6,705,000	Warburg Dillon Reed LLC, 6.570%, dated 7/31/2000, due 8/1/2000	6,705,000

	TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	36,705,000

	TOTAL INVESTMENTS (IDENTIFIED COST $138,931,126)[4]	$138,946,685

1 Discount rate at time of purchase.

2 Current rate and next reset date shown.

3 The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the purchase. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

4 The cost of investments for federal tax purposes amounts to $138,931,126. The net unrealized appreciation of investments on a federal tax basis amounts to $15,559 which is comprised of $89,072 appreciation and $73,513 depreciation at July 31, 2000.

Note: The categories of investments are shown as a percentage of net assets ($134,293,844) at July 31, 2000.

The following acronym is used throughout this portfolio:

REMIC	--Real Estate Mortgage Investment Conduit

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

JULY 31, 2000

Assets:
Investments in repurchase agreements	$36,705,000
Investments in securities	102,241,685

Total investments in securities, at value (identified and tax cost $138,931,126)		$138,946,685
Cash		2,901
Income receivable		702,537
Receivable for shares sold		1,740

TOTAL ASSETS		139,653,863

Liabilities:
Payable for investments purchased	4,997,000
Payable for shares redeemed	13,721
Income distribution payable	295,694
Accrued expenses	53,604

TOTAL LIABILITIES		5,360,019

Net assets for 67,830,510 shares outstanding		$134,293,844

Net Assets Consist of:
Paid in capital		$136,360,799
Net unrealized appreciation of investments		15,559
Accumulated net realized loss on investments		(2,092,749)
Undistributed net investment income		10,235

TOTAL NET ASSETS		$134,293,844

Net Asset Value, Offering Price and Redemption Proceeds Per Share
Institutional Shares:
$122,037,869 ÷ 61,642,278 shares outstanding		$1.98

Institutional Service Shares:
$12,255,975 ÷ 6,188,232 shares outstanding		$1.98

See Notes which are an integral part of the Financial Statements

Statement of Operations

YEAR ENDED JULY 31, 2000

Investment Income:
Interest (net of dollar roll expense of $98,910)			$10,762,826

Expenses:
Investment adviser fee		$694,949
Administrative personnel and services fee		150,081
Custodian fees		17,178
Transfer and dividend disbursing agent fees and expenses		29,189
Directors'/Trustees' fees		11,032
Auditing fees		11,153
Legal fees		9,213
Portfolio accounting fees		62,241
Shareholder services fee--Institutional Service Shares		26,129
Share registration costs		26,297
Printing and postage		16,920
Insurance premiums		1,319
Miscellaneous		5,099

TOTAL EXPENSES		1,060,800

Waivers:
Waiver of investment adviser fee	$(592,968)
Waiver of shareholder services fee--Institutional Service Shares	(15,679)

TOTAL WAIVERS		(608,647)

Net expenses			452,153

Net investment income			10,310,673

Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(787,610)
Net change in unrealized appreciation of investments			373,068

Net realized and unrealized loss on investments			(414,542)

Change in net assets resulting from operations			$9,896,131

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

Year Ended July 31	2000	1999
Increase (Decrease) in Net Assets
Operations:
Net investment income	$10,310,673	$9,956,181
Net realized loss on investments (($1,426,924) and ($1,305,139), as computed for federal tax purposes)	(787,610)	(1,275,123)
Net change in unrealized appreciation (depreciation)	373,068	(342,432)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,896,131	8,338,626

Distributions to Shareholders:
Distributions from net investment income
Institutional Shares	(9,668,829)	(9,957,683)
Institutional Service Shares	(630,651)	--
Distributions from net realized gains on investments
Institutional Shares	--	(61,004)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(10,299,480)	(10,018,687)

Share Transactions:
Proceeds from sale of shares	89,784,346	369,878,554
Net asset value of shares issued to shareholders in payment of distributions declared	7,095,525	7,420,283
Cost of shares redeemed	(148,544,442)	(307,189,137)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(51,664,571)	70,109,700

Change in net assets	(52,067,920)	68,429,639

Net Assets:
Beginning of period	186,361,764	117,932,125

End of period (including undistributed net investment income of $10,235 for the year ended July 31, 2000)	$134,293,844	$186,361,764

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

JULY 31, 2000

ORGANIZATION

Federated Institutional Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one diversified portfolio, Federated Government Ultrashort Fund ("the Fund"). The investment objective of the Fund is current income.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

U.S. government securities and mortgage backed securities are generally valued at the mean of the latest bid and asked price as furnished by an independent pricing service. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value.

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. The Fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the Fund based on average daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At July 31, 2000, the Fund, for federal tax purposes, had a capital loss carryforward of $1,426,924 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire in 2008.

Additionally, net capital losses of $665,825 attributable to security transactions incurred after October 31, 1999, are treated as arising on the first day of the next taxable year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Dollar Roll Transactions

The Fund may engage in dollar roll transactions, with respect to mortgage securities issued by GNMA, FNMA and FHLMC, in which the Fund sells the mortgage securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. Dollar roll transactions involve "to be announced" securities and are treated as short-term financing arrangements which will not exceed 12 months. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the current yield and total return.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

Year Ended July 31	2000		1999
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	32,028,923	$63,437,152	184,938,794	$369,878,554
Shares issued to shareholders in payment of distributions declared	3,464,569	6,859,847	3,713,864	7,420,283
Shares redeemed	(67,733,198)	(134,214,753)	(153,728,509)	(307,189,137)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(32,239,706)	$(63,917,754)	34,924,149	$70,109,700

Year Ended July 31	2000[1]		1999
Institutional Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,306,420	$26,347,194	--	--
Shares issued to shareholders in payment of distributions declared	119,029	235,678	--	--
Shares redeemed	(7,237,217)	(14,329,689)	--	--

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	6,188,232	$12,253,183	--	--

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(26,051,474)	$(51,664,571)	34,924,149	$70,109,700

1 Reflects operations for the period from September 30, 1999 (start of performance) to July 31, 2000.

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment Adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.15% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Fund will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. For the year ended July 31, 2000, the Fund's Institutional Shares did not incur as shareholder services fee.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

Interfund Transactions

During the year ended July 31, 2000, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $8,533,734 and $13,184,991, respectively.

Investment Transactions

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the year ended July 31, 2000, were as follows:

Purchases	$174,494,215

Sales	$207,194,022

Report of Ernst & Young LLP, Independent Auditors

TO THE BOARD OF TRUSTEES OF FEDERATED INSTITUTIONAL TRUST AND SHAREHOLDERS OF FEDERATED GOVERNMENT ULTRASHORT FUND:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Government Ultrashort Fund (formerly, Federated Institutional Short Duration Government Fund) (the Fund, one portfolio constituting the Federated Institutional Trust) as of July 31, 2000, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the periods presented therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 2000, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Federated Government Ultrashort Fund of the Federated Institutional Trust as of July 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented therein, in conformity with accounting principles generally accepted in the United States.

Ernst & Young LLP

Boston, Massachusetts
September 12, 2000

Federated
World-Class Investment Manager

PROSPECTUS

Federated Government Ultrashort Fund

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A Portfolio of Federated Institutional Trust

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INSTITUTIONAL SERVICE SHARES

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SEPTEMBER 30, 2000

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A Statement of Additional Information (SAI) dated September 30, 2000, is incorporated by reference into this prospectus. Additional information about the Fund and its investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. The Annual Report's Management Discussion and Analysis discusses market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and make inquiries, call your investment professional or the Fund at 1-800-341-7400.

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You can obtain information about the Fund (including the SAI) by writing to or visiting the Public Reference Room in Washington, DC. You may also access fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

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Federated
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

Investment Company Act File No. 811-07193
Cusip 31420B201

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G00352-06 (9/00)

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Federated is a registered mark of Federated Investors, Inc. 2000 ©Federated Investors, Inc.

APPENDIX

PROSPECTUSES--RISK/RETURN BAR CHART

Federated Government Ultrashort Fund (for Institutional Shares and Institutional Service Shares Prospectuses)

The graphic presentation displayed here consists of a bar chart representing the annual total returns of Federated Government Ultrashort Fund’s Institutional Shares as of the calendar year-end for each of two years.

The ‘y’ axis reflects the “% Total Return” beginning with “0” and increasing in increments of 1% up to 6%.

The ‘x’ axis represents calculation periods from the earliest first full calendar year-end of the Fund’s start of business through the calendar year ended December 31, 1999. The light gray shaded chart features two distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund’s Institutional Shares for each calendar year is stated directly at the top of each respective bar, for the calendar years 1998 through 1999, The percentages noted are: 5.67% and 4.39%.

STATEMENT OF ADDITIONAL INFORMATION

Federated Government Ultrashort Fund

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A Portfolio of Federated Institutional Trust

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INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

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This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for Federated Government Ultrashort Fund (Fund), dated September 30, 2000.

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Obtain the prospectuses and the Annual Report's Management Discussion & Analysis without charge by calling 1-800-341-7400.

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SEPTEMBER 30, 2000

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Federated
World-Class Investment Manager
Federated Government Ultrashort Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
www.federatedinvestors.com
Federated Securities Corp., Distributor

G00352-02 (9/00))

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CONTENTS

How is the Fund Organized? 1

Securities in Which the Fund Invests 1

What Do Shares Cost? 5

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How is the Fund Sold? 6

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Subaccounting Services 6

Redemption in Kind 6

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Massachusetts Partnership Law 7

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Account and Share Information 7

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Tax Information 7

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Who Manages and Provides Services to the Fund? 8

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How Does the Fund Measure Performance? 12

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Who is Federated Investors, Inc.? 13

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Addresses 15

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How is the Fund Organized?

The Fund is a diversified portfolio of Federated Institutional Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on June 9, 1994. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Fund changed its name from Federated Institutional Short Duration Government Fund to Federated Government Ultrashort Fund on September 29, 1999.

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The Board of Trustees (the Board) has established two classes of shares of the Fund, known as Institutional Shares and Institutional Service Shares (Shares). This SAI relates to both classes of Shares. The Fund's investment adviser is Federated Investment Management Company (Adviser).

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Securities in Which the Fund Invests

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

In pursuing its investment strategy, the Fund may invest in the following securities for any purpose that is consistent with its investment objective.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

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The following describes the types of fixed income securities in which the Fund may invest.

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TREASURY SECURITIES

Treasury securities are direct obligations of the federal government of the United States. Treasury securities are generally regarded as having the lowest credit risks.

AGENCY SECURITIES

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

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The Fund treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the interest rate and prepayment risks of these mortgage backed securities.

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MORTGAGE BACKED SECURITIES

Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

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Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities is pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

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COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different prepayment and interest rate risks for each CMO class. The degree of increased or decreased prepayment risk depends upon the structure of the CMOs. However, the actual returns of any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools. The Fund's investment in CMOs will meet interest rate risk testing requirements for investments by federal credit unions and other financial institutions.

SEQUENTIAL CMOS

In a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

PACS, TACS AND COMPANION CLASSES

More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate. This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

IOS AND POS

CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against interest rate risks.

FLOATERS AND INVERSE FLOATERS

Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and interest rate risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

SPECIAL TRANSACTIONS

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Inter-Fund Borrowing and Lending Arrangements

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The SEC has granted an exemption that permits the Fund and all other funds advised by subsidiaries of Federated Investors, Inc. ("Federated funds") to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

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For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (the "Repo Rate") and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (the "Bank Loan Rate"), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.

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Repurchase Agreements

Repurchase agreements are transactions in which the Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the original purchase price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. The Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

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The Fund's custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

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Repurchase agreements are subject to credit risks.

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Reverse Repurchase Agreements

Reverse repurchase agreements are repurchase agreements in which the Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Fund. Reverse repurchase agreements are subject to counterparty risks. In addition, reverse repurchase agreements create leverage risks because the Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

Delayed Delivery Transactions

Delayed delivery transactions, including when issued transactions, are arrangements in which the Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund. The Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for the Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default.

Securities Lending

The Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Fund the equivalent of any dividends or interest received on the loaned securities.

The Fund will reinvest cash collateral in securities that qualify as an acceptable investment for the Fund. However, the Fund must pay interest to the borrower for the use of cash collateral.

Loans are subject to termination at the option of the Fund or the borrower. The Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

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Securities lending activities are subject to interest rate risks and credit risks.

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Asset Coverage

In order to secure its obligations in connection with derivatives contracts or special transactions, the Fund will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless the Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without entering into an offsetting derivative contract or terminating a special transaction. This may cause the Fund to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

There are many factors which may affect an investment in the Fund. The Fund's principal risks are described in its prospectus. Additional risk factors are outlined below.

Interest Rate Risks

  Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as the demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.
  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

Counterparty Risks

  Counterparty risk is the possibility that a party to a transaction involving the Fund will fail to meet its obligations. This could cause the Fund to lose the benefit of the transaction or prevent the Fund from selling or buying other securities to implement its investment strategy.

Prepayment Risks

  Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities.
  For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities.
  Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.
  Generally, mortgage backed securities compensate for the increased risk associated with prepayments by paying a higher yield. The additional interest paid for risk is measured by the difference between the yield of a mortgage backed security and the yield of a U.S. Treasury security with a comparable maturity (the spread). An increase in the spread will cause the price of the mortgage backed security to decline. Spreads generally increase in response to adverse economic or market conditions. Spreads may also increase if the security is perceived to have an increased prepayment risk or is perceived to have less market demand.

Liquidity Risks

  Trading opportunities are more limited for CMOs that have complex terms or that are not widely held. These features may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Fund's performance. Infrequent trading of securities may also lead to an increase in their price volatility.
  Liquidity risk also refers to the possibility that the Fund may not be able to sell a security when it wants to. If this happens, the Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

REGULATORY COMPLIANCE

In accordance with the rules and regulations established by the National Credit Union Administration (NCUA), unless the purchase is made solely to reduce interest-rate risk, the Fund will not invest in any CMO or REMIC security that meets any of the following three tests: (1) the CMO or REMIC has an expected average life greater than 10 years; (2) the average life of the CMO or REMIC extends by more than four years assuming an immediate and sustained parallel shift in the yield curve of plus 300 basis points, or shortens by more than six years assuming an immediately and sustained parallel shift in the yield curve of minus 300 basis points; or (3) the estimated change in the price of the CMO or REMIC is more than 17%, due to an immediate and sustained parallel shift in the yield curve of plus or minus 300 basis points.

Neither test (1) nor (2) above apply to floating or adjustable rate CMOs or REMICs with all of the following characteristics: (a) the interest rate of the instrument is reset at least annually; (b) the interest rate is below the contractual cap of the instrument; (c) the instrument is tied to a widely used market rate; and (d) the instrument varies directly (not inversely) and is reset in proportion with the index's changes.

The Fund may not purchase a residual interest in CMO or REMIC.

FUNDAMENTAL INVESTMENT OBJECTIVE AND POLICIES

  The Fund's investment objective is current income. The investment objective may not be changed by the Fund's Board without shareholder approval.

INVESTMENT LIMITATIONS

Issuing Senior Securities and Borrowing Money

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Concentration of Investments

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. To conform to the current view of the SEC staff that only domestic bank instruments may be excluded from industry concentration limitations, as a matter of non-fundamental policy, the Fund will not exclude foreign bank instruments from industry concentration tests so long as the policy of the SEC remains in effect. As a non-fundamental operating policy, the Fund will consider concentration to be the investment of more than 25% of the value of its total assets in any one industry.

Diversification of Investments

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities issued by any one issuer (other than cash; cash items; or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities; and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Investing in Real Estate

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Commodities

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.

Underwriting

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Lending Cash or Securities

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

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The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the Investment Company Act of 1940 (1940 Act). The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

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Buying Securities on Margin

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.

Pledging Assets

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Investing in Securities of Other Investment Companies

The Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its uninvested cash.

Investing in Illiquid Securities

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund's net assets.

In applying the Fund's concentration restriction: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset backed securities will be classified according to the underlying assets securing such securities.

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For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitations is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

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PORTFOLIO TURNOVER

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause the Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases the Fund's trading costs and may have an adverse impact on the Fund's performance.

DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

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  for fixed income securities, according to the mean between bid and asked prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost; and
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  for all other securities at fair value as determined in good faith by the Board.

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Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker/dealers or other financial institutions that trade the securities.

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What Do Shares Cost?

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The Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

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The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

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How is the Fund Sold?

Under the Distributor's Contract with the Fund, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN (INSTITUTIONAL SERVICE SHARES)

As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Fund achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Fund's service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

The Fund may pay Federated Shareholder Services Company, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

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Investment professionals (such as broker-dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or Federated Shareholder Services Company (these fees do not come out of Fund assets). The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

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Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.

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Subaccounting Services

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Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass-through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

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Redemption in Kind

Although the Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

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Because the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, the Fund is obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

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Any Share redemption payment greater than this amount will also be in cash unless the Fund's Board determines that payment should be in kind. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Fund determines its NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

Massachusetts Partnership Law

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

Account and Share Information

VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote.

All Shares of the Fund have equal voting rights, except that in matters affecting only a particular class, only Shares of that class are entitled to vote.

Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Fund's outstanding shares of all series entitled to vote.

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As of September 5, 2000, the following shareholders owned of record, beneficially, or both, 5% or more of outstanding Institutional Shares: Sun Coast Schools FCU, Attn: Linda Darling, PO Box 11904, Tampa, FL 33680-1904 owned approximately 10,588,575 Shares (16.41%); Gateway Health Plan Inc., 2 Chatham Center, Suite 500, Pittsburgh, PA 15219-3427 owned approximately 3,901,667 Shares (6.05%); Prince William County General Fund, Attn: Bob Willard, 1 County Complex Ct. # MC450, Woodbridge, VA 22192-9202 owned approximately 13,005,543 Shares (20.16%); Holy Cross Endowment Account, Attn: William R. Durgin, VP Business Affairs and Treasurer, College of the Holy Cross, One College Street, Worcester, MA 01610-2395 owned approximately 7,440,314 Shares (11.53%); Federated Investors Management Company, Attn: Corp. Accounting, 20th Floor, Federated Investors Tower, Pittsburgh, PA 15222 owned approximately 12,505,321 Shares (19.38%).

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As of September 5, 2000, the following shareholders owned of record, beneficially, or both, 5% or more outstanding Institutional Service Shares:

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ProBank, Progressive Bank, Attn: Judy Sanders, 1101 Hudson Lane, Suite D, Monroe, LA 71201-6003 owned approximately 5,905,921 Shares (86.91%); The Paducah Bank & Trust Co., Agent for the account of Paducah Junior College, Attn: Trust Division, PO Box 2600, Paducah, KY 42002-2600 owned approximately 459,837 Shares (6.77%).

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Shareholders owning 25% or more of outstanding Shares may be in control and be able to affect the outcome of certain matters presented for a vote of shareholders.

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Tax Information

FEDERAL INCOME TAX

The Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

Who Manages and Provides Services to the Fund?

BOARD OF TRUSTEES

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The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name; address; birth date; present position(s) held with the Fund; principal occupations for the past five years and positions held prior to the past five years; total compensation received as a Trustee from the Fund for its most recent fiscal year; and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Federated Fund Complex is comprised of 43 investment companies, whose investment advisers are affiliated with the Fund's Adviser.

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As of September 5, 2000, the Fund's Board and Officers as a group owned less than 1% of the Fund's outstanding Shares.

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Name Birth Date Address Position With Fund	Principal Occupations for Past Five Years	Aggregate Compensation From Fund	Total Compensation From Fund and Fund Complex
John F. Donahue*+# Birth Date: July 28, 1924 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHAIRMAN AND TRUSTEE	Chief Executive Officer and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.; Chairman, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.; formerly: Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director and Chairman of Audit Committee, Robroy Industries, Inc. (coated steel conduits/computer storage equipment); formerly: Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc. (physician practice management); Director, Member of Executive Committee, University of Pittsburgh.	$1,199.68	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

John T. Conroy, Jr. Birth Date: June 23, 1937 Grubb & Ellis/Investment Properties Corporation 3201 Tamiami Trail North Naples, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida; formerly: President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors, President, Naples Property Management, Inc. and Northgate Village Development Corporation.	$1,246.10	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex

Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Director and Chairman of the Audit Committee, Michael Baker Corporation (engineering, construction, operations and technical services); formerly: Partner, Andersen Worldwide SC.	$1,199.68	$73,191.21 for the Fund and 37 other investment companies in the Fund Complex

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL TRUSTEE	Director or Trustee of some of the Federated Fund Complex; Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College; Director, Iperia Corp. (communications/software); formerly: Director, Redgate Communications and EMC Corporation (computer storage systems). Previous Positions: Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.	$1,132.66	$93,190.48 for the Fund and 37 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center; Member, National Board of Trustees, Leukemia Society of America.	$1,132.66	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL TRUSTEE	Director or Trustee of the Federated Fund Complex; formerly: Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation. Previous Positions: Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.	$1,179.09	$109,153.60 for the Fund and 43 other investment companies in the Fund Complex

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY TRUSTEE	Director or Trustee of some of the Federated Fund Complex;
Management Consultant; formerly, Executive Vice President,
Legal and External Affairs, DVC Group, Inc. (formerly, Dugan
Valva Contess, Inc.) (marketing, communications, technology and consulting).

Previous Positions: Chief Executive Officer, PBTC International
Bank; Partner, Arthur Young & Company (now Ernst & Young
LLP); Chief Financial Officer of Retail Banking Sector, Chase
Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly,
Marine Midland Bank); Vice President, Citibank; Assistant Professor
of Banking and Finance, Frank G. Zarb School of Business, Hofstra
	University.	$1,258.19	$102,573.91 for the Fund and 40 other investment companies in the Fund Complex

John E. Murray, Jr., J.D., S.J.D.# Birth Date: December 20, 1932 President, Duquesne University Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director, Michael Baker Corp. (engineering, construction, operations an d technical services). Previous Positions: Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.	$1,179.09	$128,455.37 for the Fund and 43 other investment companies in the Fund Complex

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA TRUSTEE	Director or Trustee of the Federated Fund Complex; Public Relations/Marketing/Conference Planning. Previous Positions: National Spokesperson, Aluminum Company of America; television producer; business owner, conference coordinator.	$1,132.66	$116,760.63 for the Fund and 43 other investment companies in the Fund Complex

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN TRUSTEE	Director or Trustee of some of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.; Director, Walsh & Kelly, Inc. (heavy highway contractor); formerly: Vice President, Walsh & Kelly, Inc.	$1,132.66	$94,536.85 for the Fund and 39 other investment companies in the Fund Complex

Glen R. Johnson Birth Date: May 2, 1929 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA PRESIDENT	President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Staff member, Federated Securities Corp.; formerly: Trustee or Director of some of the Funds in the Federated Fund Complex.	$0	$0 for the Fund and 21 other investment companies in the Fund Complex

J. Christopher Donahue+* Birth Date: April 11, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND TRUSTEE	President or Executive Vice President of the Federated
Fund Complex; Director or Trustee of some of the Funds
in the Federated Fund Complex; President, Chief
Executive Officer and Director, Federated Investors,
Inc.; President, Chief Executive Officer and Trustee,
Federated Investment Management Company; Trustee,
Federated Investment Counseling; President, Chief
Executive Officer and Director, Federated Global
Investment Management Corp.; President and Chief
Executive Officer, Passport Research, Ltd.; Trustee,
Federated Shareholder Services Company; Director,
Federated Services Company; formerly: President,
	Federated Investment Counseling.	$0	$0 for the Fund and 30 other investment companies in the Fund Complex

Edward C. Gonzales Birth Date: October 22, 1930 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT	President, Executive Vice President and Treasurer of
some of the Funds in the Federated Fund Complex; Vice
Chairman, Federated Investors, Inc.; Trustee, Federated
Administrative Services; formerly: Trustee or
Director of some of the Funds in the Federated Fund
Complex; CEO and Chairman, Federated Administrative
Services; Vice President, Federated Investment
Management Company, Federated Investment Counseling,
Federated Global Investment Management Corp. and
Passport Research, Ltd.; Director and Executive Vice
President, Federated Securities Corp.; Director,
Federated Services Company; Trustee, Federated
	Shareholder Services Company.	$0	$0 for the Fund and 42 other investment companies in the Fund Complex

John W. McGonigle Birth Date: October 26, 1938 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA EXECUTIVE VICE PRESIDENT AND SECRETARY	Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.; formerly: Trustee, Federated Investment Management Company and Federated Investment Counseling; Director, Federated Global Investment Management Corp., Federated Services Company and Federated Securities Corp.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Richard J. Thomas Birth Date: June 17, 1954 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA TREASURER	Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services; formerly: Vice President, Federated Administrative Services; held various management positions within Funds Financial Services Division of Federated Investors, Inc.	$0	$0 for the Fund and 43 other investment companies in the Fund Complex

Richard B. Fisher Birth Date: May 17, 1923 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	President or Vice President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.; formerly: Director or Trustee of some of the Funds in the Federated Fund Complex,; Executive Vice President, Federated Investors, Inc. and Director and Chief Executive Officer, Federated Securities Corp.	$0	$0 for the Fund and 41 other investment companies in the Fund Complex

William D. Dawson III Birth Date: March 3, 1949 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA CHIEF INVESTMENT OFFICER	Chief Investment Officer of this Fund and various other
Funds in the Federated Fund Complex; Executive Vice
President, Federated Investment Counseling, Federated
Global Investment Management Corp., Federated Investment
Management Company and Passport Research, Ltd.;
Director, Federated Global Investment Management Corp.
and Federated Investment Management Company; Registered
Representative, Federated Securities Corp.; Portfolio
Manager, Federated Administrative Services; Vice
President, Federated Investors, Inc.; formerly:
Executive Vice President and Senior Vice President,
Federated Investment Counseling Institutional Portfolio
Management Services Division; Senior Vice President,
Federated Investment Management Company and Passport
	Research, Ltd.	$0	$0 for the Fund and 27 other investment companies in the Fund Complex

Susan R. Hill Birth Date: June 20, 1963 Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA VICE PRESIDENT	Susan R. Hill has been the Fund's Portfolio Manager since July 1997. She is Vice President of the Fund. Ms. Hill joined Federated in 1990 and has been a Portfolio Manager since 1993 and a Vice President of the Fund's Adviser since 1997. Ms. Hill was a Portfolio Manager and an Assistant Vice President of the Adviser from 1994 until 1997. Ms. Hill is a Chartered Financial Analyst and received an M.S. in Industrial Administration from Carnegie Mellon University.	$0	$0 for the Fund and 1 other investment company in the Fund Complex

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* An asterisk denotes a Trustee who is deemed to be an interested person as defined in the1940 Act.

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# A pound sign denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

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† Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President and Trustee of the Fund.

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†† Messrs. Cunningham, Mansfield and Walsh became members of the Board of Trustees/Directors on July 1, 1999.

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INVESTMENT ADVISER

The Adviser conducts investment research and makes investment decisions for the Fund.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Fund or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

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CODE OF ETHICS RESTRICTIONS ON PERSONAL TRADING

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As required by SEC rules, the Fund, its Adviser, and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees, and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.

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BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Fund and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Fund's Board.

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Investment decisions for the Fund are made independently from those of other accounts managed by the Adviser. When the Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Fund and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Fund.

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ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150 of 1%	on the first $250 million
0.125 of 1%	on the next $250 million
0.100 of 1%	on the next $250 million
0.075 of 1%	on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Fund for expenses.

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Foreign instruments purchased by the Fund are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

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Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Fund pays the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.

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INDEPENDENT AUDITOR

The independent auditor for the Fund, Ernst & Young LLP, plans and performs its audit so that it may provide an opinion as to whether the Fund's financial statements and financial highlights are free of material misstatement.

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FEES PAID BY THE FUND FOR SERVICES


For the Year Ended July 31	2000	1999	1998
Advisory Fee Earned	$694,949	$766,423	$329,570

Advisory Fee Reduction	592,968	682,002	329,570

Brokerage Commissions	0	0	0

Administrative Fee	150,081	145,900	125,000

Shareholder Services Fee

Institutional Shares	26,129	0	--

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

How Does the Fund Measure Performance?

The Fund may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Fund's or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


AVERAGE ANNUAL TOTAL RETURNS AND YIELD



Total returns are given for the one-year and Start of Performance period ended July 31, 2000.



Yield is given for the 30-day period ended July 31, 2000.


	30-Day Period	1 Year	Start of Performance on July 10, 1997
Institutional Shares:
Total Return	--	5.58%	5.44%
Yield	6.73%	-- 	--

	30-Day Period	1 Year	Start of Performance on September 30, 1999
Institutional Service Shares:
Total Return	--	N/A	5.07%
Yield	6.66%	--	--


TOTAL RETURN


Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.


YIELD


The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a 30-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the 30-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

  references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;
  charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;
  discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Fund; and
  information about the mutual fund industry from sources such as the Investment Company Institute.

The Fund may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

The Fund may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

Lipper Analytical Services, Inc.

Lipper Analytical Services, Inc. ranks funds in various fund categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specific period of time. From time to time, the Trust will quote its Lipper ranking in the U.S. government funds category in advertising and sales literature.

Morningstar, Inc.,


Morningstar, Inc., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.


Merrill Lynch 2-Year Treasury Index

Merrill Lynch 2-Year Treasury Index is comprised of the most recently issued 2-Year Treasury notes. Index returns are calculated as total returns for periods of one, three, six and twelve months as well as year-to-date.

Who is Federated Investors, Inc.?

Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

Municipal Funds


In the municipal sector, as of December 31, 1999, Federated managed 12 bond funds with approximately $2.0 billion in assets and 24 money market funds with approximately $13.1 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations, including The Tax Foundation and the National Taxpayers Union, regarding the tax obligations of Americans.


Equity Funds


In the equity sector, Federated has more than 29 years' experience. As of December 31, 1999, Federated managed 53 equity funds totaling approximately $18.3 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds


In the corporate bond sector, as of December 31, 1999, Federated managed 13 money market funds and 29 bond funds with assets approximating $35.7 billion and $7.7 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 27 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds


In the government sector, as of December 31, 1999, Federated managed 9 mortgage backed, 11 government/agency and 16 government money market mutual funds, with assets approximating $4.7 billion, $1.6 billion and $34.1 billion, respectively. Federated trades approximately $450 million in U.S. government and mortgage backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.8 billion in government funds within these maturity ranges.


Money Market Funds


In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1999, Federated managed more than $83.0 billion in assets across 54 money market funds, including 16 government, 13 prime, 24 municipal and 1 euro-denominated with assets approximating $34.1 billion, $35.7 billion, $13.1 billion and $115 million, respectively.



The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield--J. Thomas Madden; U.S. fixed income--William D. Dawson III; and global equities and fixed income--Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated advisory companies.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

Institutional Clients


Federated meets the needs of approximately 1,160 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

Broker/Dealers and Bank Broker/Dealer Subsidiaries

Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

Addresses


FEDERATED GOVERNMENT ULTRASHORT FUND


Institutional Shares
Institutional Service Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Distributor

Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Investment Adviser

Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Custodian

State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

Transfer Agent and Dividend Disbursing Agent

Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors


Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116-5072

PART C.	OTHER INFORMATION.
Item 23.	Exhibits:
	(a)	(i)	Conformed Copy of Amended Declaration of Trust of the Registrant; (2)
		(ii)	Conformed Copy of Amendment No. 4 to the Declaration of Trust; (7)
		(iii)	Conformed Copy of Amendment No. 5 to the Declaration of Trust; (8)
	(b)	(i)	Copy of Amended By-Laws of the Registrant;(2)
		(ii)	Copy of Amendment No.1 to the By-Laws of the Registrant; (7)
		(iii)	Copy of Amendment No.2 to the By-Laws of the Registrant; (7)
		(iv)	Copy of Amendment No.3 to the By-Laws of the Registrant; (7)
		(v)	Copy of Amendment No.4 to the By-Laws of the Registrant; (7)
	(c)	Copy of Specimen Certificate for Shares of Beneficial Interest of the Registrant; (2)
	(d)	Conformed Copy of Investment Advisory Contract of the Registrant; (3)
	(e)	(i)	Conformed Copy of Distributor's Contract of the Registrant; (3)
		(ii)	Conformed Copy of Exhibit B to the Distributor's Contract of Registrant: (6)
		(iii)	The Registrant hereby incorporates the conformed Copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)6 of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269);

2.	Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
6.	Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-54445 and 811-7193).
7.	Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-54445 and 811-7193).
8.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).

(f)	Not applicable;
(g)	(i) Conformed Copy of Custodian Agreement of the Registrant; (3)
(ii) Conformed Copy of Custodian Fee Schedule; (5)
(h)	(i) Conformed Copy of Amended and Restated Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services, and Custody Services Procurement; (7)
(ii) Conformed Copy of Amended and Restated Shareholder Services Agreement; (5)
(iii) The responses described in Item 23(e)(iii) are hereby incorporated by reference;
(i)	Conformed Copy of Opinion and Consent of Counsel as to legality of shares being registered; (2)
(j)	Conformed Copy of the Consent of Independent Auditors; +
(k)	Not applicable;
(l)	Conformed Copy of Initial Capital Understanding; (2)
(m)	Conformed Copy of Distribution Plan (including Exhibit A) of the Registrant; (6)
(n)	The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement, on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);

2.	Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
3.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed September 22, 1995. (File Nos. 33-54445 and 811-7193).
5.	Response is incorporated by reference to Registrant's Post-Effective Amendment No.5 on Form N-1A filed February 27, 1998. (File Nos. 33-5444 and 811-7193).
6.	Response is incorporated by reference to Registrant's Post-Effective Amendment No.6 on Form N-1A filed March 30, 1998. (File Nos. 33-5444 and 811-7193).
7.	Response is incorporated by reference to Registrant's Post-Effective Amendment No.7 on Form N-1A filed September 25, 1998. (File Nos. 33-5444 and 811-7193).

(o)	(i)	Conformed Copy of Power of Attorney; (8)
	(ii)	Conformed Copy of Power of Attorney of Chief Investment Officer of the Registrant; (8)
	(iii)	Conformed Copy of Power of Attorney of Trustees of the Registrant. +
	(iv)	Conformed Copy of the Power of Attorney of the Chief Investment of Officer the Registrant.+
(p)	The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access persons from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A filed with the Commission on February 25, 2000 (File Nos. 33-31602 and 811-5950.
Item 24.	Persons Controlled by or Under Common Control with Registrant None
Item 25.	Indemnification:(2)
Item 26.	Business and Other Connections of Investment Adviser:

For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard), Suite 301 Little Falls Center Two, 2751 Centerville Road, Wilmington, DE 19808.

+	All exhibits have been filed electronically.
2.	Response is incorporated by reference to Registrant's Registration Statement on Form N-1A filed August 26, 1994. (File Nos. 33-54445 and 811-7193).
8.	Response is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on form N-1A filed September 28, 1999. (File Nos. 33-54445 and 811-7193).

The remaining Officers of the investment adviser are:
	Executive Vice Presidents:	William D. Dawson, III Henry A. Frantzen J. Thomas Madden
Senior Vice Presidents:	Stephen F. Auth
Joseph M. Balestrino
David A. Briggs
Jonathan C. Conley
Deborah A. Cunningham
Michael P. Donnelly
Linda A. Duessel
Mark E. Durbiano
James E. Grefenstette
Jeffrey A. Kozemchak
Sandra L. McInerney
Susan M. Nason
Mary Jo Ochson
Robert J. Ostrowski
Bernard A. Picchi
Peter Vutz
Vice Presidents:	Todd A. Abraham
J. Scott Albrecht
Arthur J. Barry
Randall S. Bauer
G. Andrew Bonnewell
Micheal W. Casey
Robert E. Cauley
Lee R. Cunningham, II
Alexandre de Bethmann
B. Anthony Delserone, Jr.
Donald T. Ellenberger
Eamonn G. Folan
Kathleen M. Foody-Malus
Thomas M. Franks
Marc Halperin
John W. Harris
Patricia L. Heagy
Susan R. Hill
William R. Jamison
Constantine J. Kartsonas
Robert M. Kowit
Richard J. Lazarchic
Steven J. Lehman
Marian R. Marinack
Christopher Matyszewski
Joseph M. Natoli
Jeffrey A. Petro
John Quartarolo
Keith J. Sabol
Ihab Salib
Item 26.	Business and Other Connections of Investment Adviser (continued):
	Vice Presidents:	Frank Semack Aash M. Shah Michael W. Sirianni, Jr. Christopher Smith Edward J. Tiedge Timothy G. Trebilcock Leonardo A. Vila Paige M. Wilhelm Richard Winkowski Lori A. Wolff George B. Wright
Assistant Vice Presidents:	Catherine A. Arendas
Angela Auchey
Nancy J. Belz
Regina Chi
James R. Crea, Jr.
Karol M. Krummie
Fred B. Crutchfield
James H. Davis, II
Joseph DelVecchio
Paul S. Drotch
Salvatore A. Esposito
John T. Gentry
David Gilmore
Nikola A. Ivanov
Carol Kayworth
Nathan H. Kehm
John C. Kerber
J. Andrew Kirschler
Ted T. Lietz, Sr.
Monica Lugani
Natalie F. Metz
Theresa Miller
Thomas Mitchell
Bob Nolte
Mary Kay Pavuk
Rae Ann Rice
Roberto Sanchez-Dahl, Sr.
Sarath Sathkumara
James W. Schaub
John Sidawi
Diane R. Startari
Diane Tolby
Michael R. Tucker
Steven J. Wagner
	Secretary:	G. Andrew Bonnewell
	Treasurer:	Thomas R. Donahue
Item 26.	Business and Other Connections of Investment Adviser (continued):
	Assistant Secretaries:	C. Grant Anderson Leslie K. Ross
	Assistant Treasurer:	Denis McAuley, III
The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
Item 27.	Principal Underwriters:
	(a)	Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Wachovia Funds; The Wachovia Municipal Funds; and Vision Group of Funds, Inc.

(b) (1) Name and Principal Business Address	(2) Positions and Offices With Distributor	(3) Positions and Offices With Registrant
Richard B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Chairman, Federated Securities Corp.	--
Arthur L. Cherry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Federated Securities Corp.	--
John B. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Institutional Sales and Director, Federated Securities Corp.	--
Thomas R. Donahue Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Director, Executive Vice Vice President and Assistant Secretary, Federated Securities Corp.	--
James F. Getz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	President-Broker/Dealer and Director, Federated Securities Corp.	--
David M. Taylor Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Executive Vice President, Federated Securities Corp.	--
Mark W. Bloss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Richard W. Boyd Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Laura M. Deger Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Theodore Fadool, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Bryant R. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Christopher T. Fives Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James S. Hamilton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
James M. Heaton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Keith Nixon Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Solon A. Person, IV Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Ronald M. Petnuch Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Timothy C. Pillion Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
Thomas E. Territ Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Senior Vice President, Federated Securities Corp.	--
John M. Albert Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ernest G. Anderson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Teresa M. Antoszyk Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John B. Bohnet Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jane E. Broeren-Lambesis Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Matthew W. Brown Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David J. Callahan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark Carroll Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Steven R. Cohen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mary J. Combs Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
R. Edmond Connell, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Kevin J. Crenny Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Daniel T. Culbertson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Michael Cullen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Marc C. Danile Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert J. Deuberry Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Doyle Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark D. Fisher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Timothy Franklin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp	--
Mark A. Gessner Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Joseph D. Gibbons Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John K. Goettlicher Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
G. Tad Gullickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Scott Gundersen Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dayna C. Haferkamp Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Anthony J. Harper Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Bruce E. Hastings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Charlene H. Jennings Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
H. Joseph Kennedy Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael W. Koenig Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Ed Koontz Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Dennis M. Laffey Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Christopher A. Layton Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael H. Liss Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael R. Manning Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Amy Michalisyn Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Mark J. Miehl Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard C. Mihm Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Alec H. Neilly Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas A. Peter III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Raleigh Peters Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert F. Phillips Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard A. Recker Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Eugene B. Reed Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul V. Riordan Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John Rogers Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Brian S. Ronayne Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Thomas S. Schinabeck Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Segura Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward L. Smith Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
David W. Spears Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
John A. Staley Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Colin B. Starks Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Jeffrey A. Stewart Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
William C. Tustin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Paul A. Uhlman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Richard B. Watts Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Terence Wiles Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Edward J. Wojnarowski Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Michael P. Wolff Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Vice President, Federated Securities Corp.	--
Robert W. Bauman Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Edward R. Bozek Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Charles L. Davis, Jr. Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Beth C. Dell Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Donald C. Edwards Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
John T. Glickson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Ernest L. Linane Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Renee L. Martin Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Lynn Sherwood-Long Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Vice President, Federated Securities Corp.	--
Kirk A. Montgomery Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Secretary, Federated Securities Corp.	--
Denis McAuley, III Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Treasurer, Federated Securities Corp.	--
Timothy S. Johnson Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--
Victor R. Siclari Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779	Assistant Secretary, Federated Securities Corp.	--

Item 28.	Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:
Registrant	Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779
(Notices should be sent to the Agent for Service at the above address)

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
Federated Shareholder Services Company ("Transfer Agent and Dividend Disbursing Agent")	P.O. Box 8600 Boston, MA 02266-8600
Federated Services Company ("Administrator")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated Investment Management Company ("Adviser")	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company("Custodian")	P.O. Box 8600 Boston, MA 02266-8600
Item 29.	Management Services: Not applicable.
Item 30.	Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, FEDERATED INSTITUTIONAL TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 25th day of September, 2000.

FEDERATED INSTITUTIONAL TRUST BY: /s/ C. Grant Anderson C. Grant Anderson, Assistant Secretary Attorney in Fact for John F. Donahue September 25, 2000

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
By: /s/ C. Grant Anderson C. Grant Anderson ASSISTANT SECRETARY	Attorney In Fact For the Persons Listed Below	September 25, 2000
NAME	TITLE
John F. Donahue*	Chairman and Trustee (Chief Executive Officer)
Glen R. Johnson*	President
J. Christopher Donahue*	Executive Vice President and Trustee
Richard J. Thomas*	Treasurer(Principal Financial and Accounting Officer)
Thomas G. Bigley*	Trustee
John T. Conroy, Jr.*	Trustee
Nicholas P. Constantakis*	Trustee
John F. Cunningham*	Trustee
William D. Dawson, III*	Chief Investment Officer
Lawrence D. Ellis, M.D.*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
John E. Murray, Jr.*	Trustee
Marjorie P. Smuts*	Trustee
John S. Walsh*	Trustee
* By Power of Attorney